Weighted Average Shares Outstanding	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Weighted Average Shares Outstanding	Weighted Average Shares Outstanding
The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31, 2020	December 31, 2019

	#	#
Basic shares outstanding	111,553,711	111,550,424
Share options (dilutive effect in 2020 of 2,123,800 options; 2019 – 107,168 options)	395,594	—
Diluted shares	111,949,305	111,550,424

At December 31, 2020, and December 31, 2019, no options were antidilutive.